Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		82 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Operating Activities
Net loss	$ (52,390)	$ (68,357)	$ (2,307,241)
Discontinued Operations	0	0	(3,055,354)
Adjustments to reconcile net loss to cash
Shares issued for accrued fees - related party	0	0	202,400
Donated services and expenses	0	0	20,000
Loss on sale of subsidiary	0	0	1,018,001
Gain on settlement of debt	(15,640)	0	(15,640)
Foreign currency loss	601	0	601
Change in operating assets and liabilities
Increase in accounts payable	13,529	22,822	155,262
Increase in accrued expenses - related party	24,000	24,000	719,497
Net Cash Used in Operating Activities	(29,900)	(21,535)	(3,262,474)
Net Cash to Investing Activities	0	0
Financing Activities
Increase in notes payable	29,900	21,535	400,367
Proceeds from sale of common stock	0	0	2,862,107
Net Cash Provided by Financing Activities	29,900	21,535	3,262,474
Increase in Cash	0	0
Cash - Beginning of Period	0	0	0
Cash - End of Period	0	0	0
Supplemental Disclosures:
Interest paid	0	0	32,452
Income taxes paid	0	0	0
Non-cash Financing and Investing Activities:
Accrued expenses settled in common stock	0	0	202,400
Settlement of debt with shares	$ 124,000	$ 0	$ 1,175,634